Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Share Based Compensation Expense by Type of Award

The following table presents the Company’s share-based compensation expense by type of award:

	Years Ended December 31,
	2011	2012	2013
	$	$	$
Share options	2,014,692	1,437,201	205,699
Non-vested restricted shares	142,018	2,561,347	5,040,248

Total share-based compensation	2,156,710	3,998,548	5,245,947

Black Scholes Pricing Model Assumptions used to Estimate Fair Value of Options Granted

The Group uses the Black-Scholes pricing model and the following assumptions to estimate the fair value of the options granted or modified:

	2011	2012	2013
Average risk-free rate of return	2.52%	2.00%	1.55%
Weighted average expected option life	6 years	5.3 years	5.6 years
Estimated volatility	49.7%	53.7%	80.5%
Average dividend yield	Nil	Nil	1.9%

Summary of Stock Option Activity

The following table summarizes option activity during 2013:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value of Options
		$		$
Outstanding as of January 1, 2013	402,079	9.44	7.0 years	2,226,146
Granted	20,000	39.64
Exercised	(153,014)	6.81
Forfeited	(2,150)	7.39

Outstanding as of December 31, 2013	266,915	13.23	6.3 years	7,356,916

Vested and expected to vest as of December 31, 2013	266,915	13.23	6.3 years	7,356,916

Exercisable as of December 31, 2013	266,915	13.23	6.3 years	7,356,916

Summary of Non Vested Restricted Share Activity

A summary of non-vested restricted share activity during the year ended December 31, 2013 is presented below:

Non-vested restricted shares	Number of non-vested restricted shares	Weighted-average grant-date fair value
		$
Non-vested as of January 1, 2013	467,887	8.82
Granted	456,134	13.26
Vested	(283,340)	9.54
Forfeited	(85,399)	10.19

Non-vested as of December 31, 2013	555,282	11.90